Significant Accounting Policies (Details) - Schedule of Non-derivative Financial Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-derivative Financial Liabilities [Line Items]
Trade and other payables	$ 3,016,850	$ 2,633,995
Borrowings	381,651	17,081,434
Borrowings from related parties	3,104,149	4,604,149
Amount due to related parties	2,898,506	3,868,691
Other liabilities	3,171,643	2,520,569
Operating lease liabilities	2,694,923	4,114,267
Finance lease liabilities	327,593	631,686
Convertible note payables		1,730,267
Provision for employee benefits	24,882,392	25,314,237
Liabilities directly associated with the assets held for sale	130,876
Non-derivative financial liabilities	40,608,583	62,499,295
Within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Trade and other payables	3,016,850	2,633,995
Borrowings	337,241	3,181,616
Borrowings from related parties	3,104,149	3,148,500
Amount due to related parties	2,898,506	3,868,691
Other liabilities	3,171,643	2,477,369
Operating lease liabilities	1,239,066	1,774,192
Finance lease liabilities	108,597	398,136
Convertible note payables		1,730,267
Provision for employee benefits	362,284	457,315
Liabilities directly associated with the assets held for sale	130,876
Non-derivative financial liabilities	14,369,212	19,670,081
1 to 5 years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Trade and other payables
Borrowings	44,410	13,899,818
Borrowings from related parties		1,455,649
Amount due to related parties
Other liabilities		43,200
Operating lease liabilities	1,455,857	2,340,075
Finance lease liabilities	218,996	233,550
Convertible note payables
Provision for employee benefits	1,460,434	1,554,322
Liabilities directly associated with the assets held for sale
Non-derivative financial liabilities	3,179,697	19,526,614
>5 years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Trade and other payables
Borrowings
Borrowings from related parties
Amount due to related parties
Other liabilities
Operating lease liabilities
Finance lease liabilities
Convertible note payables
Provision for employee benefits	23,059,674	23,302,600
Liabilities directly associated with the assets held for sale
Non-derivative financial liabilities	$ 23,059,674	$ 23,302,600